UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C.  20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-04643

Volumetric Fund, Inc.

87 Violet Drive, Pearl River, NY 10965

Jeffrey Gibs

87 Violet Drive, Pearl River, NY 10965

(Name and address of agent for service)

Registrant's telephone number: 845-623-7637

Date of fiscal year end: Dec 31

Date of reporting period: 6/30/2022

Item 1.  Reports to Stockholders.

June 30, 2022

2

Volumetric Fund, Inc.

  A Conservative Equity Growth Fund

Semi-Annual

Report 2022

To Our Shareholders (Unaudited)

As many shareholders know, the stock market and economy have encountered negative conditions this year. As of June 30, 2022, Volumetric Fund Inc.’s (“Fund”) net asset value (“NAV”) closed out the period at $21.32, down $2.97 from the March 31, 2022, NAV of $24.29. For the semi-annual period ended June 30, 2022, the Fund’s NAV has declined 16.16% per share, of which 12.23% of the decline was during the second quarter.

The Volumetric Index, a proprietary index that indicates the value of a hypothetical investment of $10,000 in the Fund on January 1, 1979, with all distributions reinvested, stood at $400,608 as of June 30, 2022. This is equivalent to an 8.85% compounded annual growth rate since the inception of the Fund in 1979.

PORTFOLIO REVIEW (Unaudited)

As of June 30, 2022, the Fund owned 51 securities in its portfolio, of which, there were 34 gainers and 17 losers. The Fund’s average stock held in in the portfolio on June 30, 2022, is up 38.4%. The Fund’s best performing stock at the end of the second quarter, with a 347% unrealized gain was Microsoft Corp., a company that develops and supports software products, services, devices and solutions. The Fund’s worst performing stock in the portfolio, at the end of the second quarter was Advanced Micro Devices Inc., a global semiconductor company, with a 36.3% unrealized loss. During the second quarter we purchased 10 securities and sold 15 securities, as indicated below.

Purchases: Hasbro Inc., Honeywell International Inc., Humana Inc., JPMorgan Chase & Co., McCormick & Co., Nike Inc., Quest Diagnostics Inc., Stanley Black & Decker Inc., Western Digital Technologies Inc., and Zimmer Biomet Holdings.

Sales: Alphabet Inc., Apple Inc., Applied Materials Inc., Cognizant Technology Solutions Corp., Cooper Companies Inc., Hasbro Inc., Intuit Inc., Meta Platforms Inc., Paychex Inc., Synopsys Inc, Teledyne Technologies Inc., Textron Inc., Vulcan Materials Co., Walt Disney Company, and Zimmer Biomet Holdings.

Among the stocks sold during the first six months of 2022, the best percent gainer was the partial sale of our position in Microsoft Corp. with a 430.6% net realized gain. For the six months ended June 30, 2022, purchases and sales of securities were $9.4 million and $14.2 million, respectively.

TOP STOCK HOLDINGS (Unaudited)

As of June 30, 2022, the Fund’s ten top unrealized stock percentage gainers are listed below. See “Statement of Net Assets” pages 3 to 5 for details.

Stock Name	Unrealized Gain %	% of Fund’s Net Assets
Microsoft Corp	347.1%	0.9%
Apple Inc	214.5%	1.6%
Waste Connections Inc	183.2%	2.2%
CF Industries Holdings Inc	155.3%	1.9%
Applied Materials Inc	132.2%	0.8%
Bunge Ltd	131.2%	2.3%
Amazon.com Inc	121.6%	1.5%
Jacobs Engineering Group Inc	99.4%	2.2%
Carlisle Companies Inc	93.9%	2.2%
Salesforce.com Inc	75.6%	1.7%

ANNUAL MEETING (Unaudited)

The Fund’s Annual Shareholder Meeting and proxy voting was held on April 28, 2022. Considering shareholder’s health, transportation, and other logistical issues raised by the spread of coronavirus disease (COVID-19), the Annual Shareholder Meeting was held as a virtual meeting via telephone. There were 1,705,288.816 shares outstanding as of the close of business on the record date, March 17, 2022. Regarding the proposals, the first proposal was to elect nine nominated directors for their respective terms with 955,044.040 shares in favor and 270.800 shares against or absenting. The second proposal was to approve BBD, LLP, as the Fund’s independent registered public accounting firm for fiscal year ending December 31, 2022, with 934,018.280 shares voted in favor and 21,296.55 shares against or absenting. The third proposal was to approve the new Investment Advisory Agreement, between Volumetric Fund, Inc. and Volumetric Advisors, Inc. The Fund’s shareholders approved the third proposal, voting 926,015.03 shares in favor and 29,299.810 shares against or absenting.

Your semi-annual account statement was mailed to you earlier this month unless you signed up for electronic delivery. You may enroll in electronic delivery through your account login at volumetric.com.

If you have any questions, please do not hesitate to call us at 800-541-3863. Thank you for your continued trust and confidence.

July 11, 2022

Sincerely,

Jeffrey Gibs                                                      Irene J. Zawitkowski                          Vincent Arscott

Chief Executive Officer and President             Chair                                                  Vice President

Sector Group Weight as a Percent of Net Assets

June 30, 2022 (unaudited)

30.0%
25.0%
20.0%
15.0%
10.0%
5.0%
0.0%
5.6%
8.4%
5.2%
11.1%
9.5%
13.1%
6.7%
27.2%
10.6%
2.5%
CONSUMER DISCRETIONARY
CONSUMER STAPLES
EXCHANGE TRADED FUND
FINANCIALS
HEALTH CARE
INDUSTRIALS
MATERIALS
MONEY MARKET
TECHNOLOGY
UTILITIES

	VOLUMETRIC FUND, INC.
	STATEMENT OF NET ASSETS (unaudited)
	June 30, 2022

Equities: 72.7%
Shares	Company	Value
	AGRICULTURAL CHEMICALS -- 1.9%
8,000	CF Industries Holdings	$ 685,840

	AGRICULTURAL PRODUCTS WHSLRS -- 2.3%
9,200	Bunge, Ltd.	834,348

	APPAREL, FOOTWEAR & ACC DESIGN -- 2.2%
3,600	Nike Inc Cl B	367,920
4,800	Ralph Lauren Corporation	430,320
		798,240
	APPLICATION SOFTWARE -- 1.7%
3,700	Salesforce.Com Inc*	610,648

	BANKS -- 1.0%
2,400	PNC Financial Services Gr	378,648

	BASIC & DIVERSIFIED CHEMICALS -- 1.4%
5,300	Westlake Chemical Corp	519,506

	BUILDING MATERIALS -- 2.2%
3,300	Carlisle Cos, Inc.	787,413

	COMMUNICATIONS EQUIPMENT -- 2.6%
4,300	Apple, Inc.	587,896
11,900	Corning Inc	374,969
		962,865
	COMPUTER HARDWARE & STORAGE -- 0.9%
7,200	Western Digital Corp*	322,776

	COURIER SERVICES -- 1.2%
1,900	FedEx Corporation	430,749

	DATA & TRANSACTION PROCESSORS -- 1.4%
2,500	Automatic Data Processing	525,100

	DEFENSE -- 1.5%
2,400	General Dynamics Corp	531,000

	DIVERSIFIED BANKS -- 1.1%
3,600	JPMorgan Chase & Co	405,396

	DIVERSIFIED INDUSTRIALS -- 2.5%
6,100	Emerson Electric Company	485,194
2,500	Honeywell International Inc	434,525
		919,719
	ELECTRIC TRANSMISSION & DIST -- 1.4%
5,200	Consolidated Edison Inc	494,520

	ENGINEERING SERVICES -- 2.2%
6,200	Jacobs Engineering Group	788,206

	EQUITY -- 5.2%
5,000	SPDR S&P 500 ETF Trust	1,886,250

	HEALTH CARE SERVICES -- 1.1%
3,000	Quest Diagnostics	398,940

	HEALTH CARE SUPPLY CHAIN -- 1.3%
5,300	CVS Health Corp	491,098

	VOLUMETRIC FUND, INC. STATEMENT OF NET ASSETS (unaudited) June 30, 2022 (continued)

Shares	Company	Value
	HOME PRODUCTS -- 1.3%
5,300	Church & Dwight Co Inc	$ 491,098

	HOUSEWARES -- 1.0%
19,600	Newell Brands, Inc.	373,184

	INDUSTRIAL WHOLESALE & RENTAL -- 1.1%
900	W.W. Grainger Inc	408,987

	INFRASTRUCTURE SOFTWARE -- 0.9%
1,300	Microsoft Corporation	333,879

	INSTITUTIONAL BROKERAGE -- 1.9%
9,180	Morgan Stanley	698,231

	INSURANCE BROKERS & SERVICES -- 1.4%
3,100	Arthur J Gallagher & Co	505,424

	INTEGRATED ELECTRIC UTILITIES -- 1.2%
4,500	American Electric Power	431,730

	LARGE PHARMA -- 3.2%
2,900	Johnson & Johnson	514,779
12,500	Pfizer Inc	655,375
		1,170,154
	LIFE SCIENCE & DIAGNOSTICS -- 0.9%
2,900	Agilent Technologies Inc	344,433

	MANAGED CARE -- 3.0%
900	Humana Inc	421,263
1,300	UnitedHealth Group, Inc.	667,719
		1,088,982
	NON-ALCOHOLIC BEVERAGES -- 1.2%
4,900	Monster Beverage Corp*	454,230

	ONLINE MARKETPLACE -- 1.4%
5,000	Amazon.Com Inc*	531,050

	OTHER MACHINERY & EQUIPMENT -- 1.1%
4,000	Stanley Black & Decker	419,440

	P&C INSURANCE -- 2.6%
10,000	American Intl Group, Inc.	511,300
7,500	Loews Corp	444,450
		955,750
	PACKAGED FOOD -- 3.6%
4,400	McCormick & Co., Inc.	366,300
7,000	Mondelez International	434,630
3,900	J.M. Smucker Company	499,239
		1,300,169
	RAILROAD ROLLING STOCK -- 1.3%
5,600	Westinghouse Air Brake	459,648

	RECREATIONAL VEHICLES -- 1.0%
3,500	Polaris Industries Inc	347,480

	SECURITY & CMDTY EXCHANGES -- 1.3%
2,400	CME Group, Inc.	491,280

	VOLUMETRIC FUND, INC. STATEMENT OF NET ASSETS (unaudited) June 30, 2022 (continued)

Shares	Company	Value
	SEMICONDUCTOR DEVICES -- 2.2%
3,800	Advanced Micro Devices*	$ 290,586
3,600	Analog Devices Inc	525,924
		816,510
	SEMICONDUCTOR MFG -- 0.8%
3,200	Applied Materials Inc	291,136

	STEEL PRODUCERS -- 1.2%
4,300	Nucor Corp	448,963

	WASTE MANAGEMENT -- 2.2%
6,600	Waste Connections Inc	818,136

	WEALTH MANAGEMENT -- 1.8%
7,200	Raymond James Financial	643,752

TOTAL EQUITIES (Cost: $ 20,928,444)		26,594,908
INVESTMENT COMPANY 27.2%
9,927,402 Shares -- Fidelity Investment Money Market
Gov Portfolio - Class I, 1.21%** (Cost: $9,927,402)		9,927,402
TOTAL INVESTMENTS (Cost: $30,855,846): 99.9%		36,522,310
CASH EQUIVALENTS/RECEIVABLE: 0.1%
Dividends and Interest Receivable		34,464
TOTAL RECEIVABLES		34,464
TOTAL ASSETS		36,556,774
Less Liabilities: 0.0%
TOTAL LIABILITIES		-
NET ASSETS 100.0%		$ 36,556,774
VOLUMETRIC SHARES OUTSTANDING		1,714,985
NET ASSET VALUE, OFFERING & REDEMPTION
PRICE PER SHARE		$21.32

See notes to financial statements

*  Non-income producing security.

** Variable Rate Security. The rate presented is as of June 30, 2022.

VOLUMETRIC FUND, INC.

STATEMENT OF OPERATIONS (unaudited)

For the Six Months Ended June 30, 2022

See notes to financial statements

VOLUMETRIC FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS

See notes to financial statements

FINANCIAL HIGHLIGHTS

(For one share outstanding

throughout each period)

NOTES TO FINANCIAL STATEMENTS (Unaudited)

As of June 30, 2022

1. Significant Accounting Policies

Volumetric Fund, Inc. (the “Fund”) is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end investment company. The Fund’s investment objective is capital growth. Its secondary objective is downside protection. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The financial statements have been prepared in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”), as detailed in the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”).  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of FASB ASC Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update 2013-08.

a)Valuation of Securities: Investments in securities traded on a national securities exchange (or reported on the NASDAQ national market) are valued at the closing price on the day of valuation. If a market quote is not available, the Fund will value the security at fair market value as determined in good faith by Volumetric Advisers, Inc. (the “Adviser”), as directed by the Board of Directors (the “Board").

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires certain disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•Level 1 – quoted prices in active markets for identical securities

•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily indications of the risk associated with investing in those securities.

As of June 30, 2022, all the securities held by the Fund were valued using Level 1 inputs. See the Fund’s Statement of Net Assets for a listing of securities valued using Level 1 inputs by security type and industry type, as required by GAAP.

b)Securities Transactions and Investment Income. Realized gains and losses are determined on the identified cost basis which is the same basis used for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date and interest income is recognized on the accrual basis.

c)Federal Income Taxes: The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of the Fund’s taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has reviewed the Fund’s tax positions taken on Federal and state income tax returns for all open tax years (2018-2021) and during the six months ended June 30, 2022, and concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

d)Distributions to Shareholders: It is the Fund’s policy to distribute all net investment income and all net realized gains, in excess of any available capital loss carryovers, at year end. The Board declared the following distribution for the year ended December 31, 2021.

Record Date	December 28, 2021
Ex-Dividend Date	December 29, 2021
Payment Date	December 30, 2021
Distribution	$2.04 per share

Long term capital gains recorded and paid during the year ended December 31, 2021, and the six months ended June 30, 2022, were as follows: Long Term Capital Gains December 31, 2021: $3,228,575; June 30, 2022, $0.

e)Use of Estimates: The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. Actual results could differ from those estimates.

2. Management Fee and Other Transactions with Affiliates

The Fund receives investment management and advisory services pursuant to an Investment Advisory Agreement, dated April 28, 2022, between the Fund and the Adviser, that provides for fees to be paid at an annual rate of; (i) 2.0% of the first $10,000,000 of average daily net assets, (ii) 1.90% of such net assets from $10 million to $25 million; (iii) 1.80% of such net assets from $25 million to $50 million; (iv) 1.50% of such net assets from $50 million to $100 million; and (v) 1.25% of such net assets over $100 million. The Adviser pays the cost of all management, supervisory and administrative services required in the operation of the Fund. This includes investment management, fees of the custodian, independent public accountants and legal counsel, remuneration of officers and directors, state registration fees and franchise taxes, shareholder services, including maintenance of the shareholder accounting system, insurance, marketing expenses, shareholder reports, proxy related expenses and transfer agency. Certain officers and directors of the Fund are also officers and directors of the Adviser.

3. Capital Stock Transactions

At, June 30, 2022, there were 4,000,000 shares of $0.01 par value capital stock authorized. Transactions in capital stock were as follows:

4. Purchases and Sales of Investment Securities / Federal Tax Cost Information

For the six months ended June 30, 2022, purchases and proceeds from sales of securities were $9,419,308 and $14,173,749, respectively. On June 30, 2022, the cost of investments for Federal income tax purposes was $30,855,846. Accumulated net unrealized appreciation on investments was $5,666,464 consisting of $6,830,705 gross unrealized appreciation and $1,164,241 gross unrealized depreciation.

5. Composition of Net Assets

June 30, 2022, net assets consisted of:

6. Federal Income Tax

As of December 31, 2021, the components of distributable earnings on a tax basis were as follows:

Unrealized appreciation	$ 15,506,800
Distributable earnings	$ 15,506,800

For the year ended December 31, 2021, the Fund recorded the following reclassification, the distributable earnings were increased by $156,128 and net capital paid in on shares of stock was decreased by $156,128. Such reclassifications, the result of permanent differences between the financial statements and income tax reporting requirements, have no effect on the Fund’s net assets.

7. Commitments and Contingencies

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund entered in to contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. The Fund expects the risk of loss to be remote.

8. Market and Geopolitical Risks

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

9. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

PROSPECTUS, PROXY, AND PORTFOLIO INFORMATION (Unaudited)

This Semi-Annual Report for the period ended June 30, 2022, is intended for the shareholders of the Fund, and may not be used as sales literature unless preceded or accompanied by a current prospectus. To obtain a current prospectus please call 800-541-3863 or visit www.volumetric.com.

Information is available to shareholders who are interested in the Fund’s proxy voting guidelines and proxy voting record for the 12-month period ended June 30. This information may be obtained without charge either by calling the Fund’s toll-free number, 800-541-3863, or by visiting the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC, for the first and third quarters of each fiscal year on Form N-PORT. These forms are available on the Commission’s website at www.sec.gov. This information is also available from the Fund by calling 800-541-3863 or visiting www.volumetric.com. The Fund also files with the SEC its monthly holdings on form N-PORT. The N-PORT information for the first and second months (form N-PORT-NP) of the Fund’s fiscal quarter is non-public information. The monthly report on N-PORT for the third month of the quarter is publicly available on the Commission’s website at www.sec.gov. This information is also available from the Fund by calling 800-541-3863 or visiting www.volumetric.com.

DIRECTORS (Unaudited)

Directors, who are not salaried employees of the “Adviser”, 87 Violet Drive, Pearl River, NY 10965, receive a fee for each Board or committee meeting they attend. Directors’ fees had no effect on the Fund’s expenses and expense ratio since, all their fees were paid by the Adviser. On a yearly basis, the full Board meet four times, and the Directors of whom are not “interested persons” of the Adviser (as defined in the 1940 Act), meet four times. In addition, on a yearly basis, the Audit Committee meets twice, and the Governance & Nominating committee meets once.

INFORMATION ABOUT YOUR FUND’S EXPENSES

For the six months ended June 30, 2022 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. These Fund expenses are further clarified in this report on page 8, Note 2. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the period and held for the entire semi-annual period, January 1, 2022 – June 30, 2022.

Below are two ways to evaluate your Fund’s costs.

Actual Fund Return: This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return for the six-month period, the “Expense Ratio” column shows the period’s annualized expense ratio and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period. You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, a $7,000 account value divided by $1,000 = 7.0), then multiply the result by the number given in the first line under the heading titled “Expenses Paid During Period.”

Hypothetical 5% Return: This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses, the expense ratio is unchanged. Because the return used is not the Fund’s actual return, the results do not apply to your investment. This sample is useful in making comparisons to other mutual funds because the Securities and Exchange Commission requires all mutual funds to provide examples of expenses calculated and based on an assumed 5% annual return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees. Volumetric Fund does not charge any sales loads, redemption fee, or exchange fees, but these fees may be present in other funds to which you compare our Fund. Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only and will not help you to determine the relative total costs of owning different funds.

*  The actual total return for the six-month period ended June 30, 2022, was -16.16%.

** Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

GENERAL INFORMATION

INVESTMENT ADVISER

Volumetric Advisers, Inc.

87 Violet Drive

Pearl River, NY 10965

CUSTODIAN

US Bank, N.A.

615 E Michigan Street

Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street, 3rd Floor

Philadelphia, PA 19103

DISTRIBUTOR

Ultimus Fund Distributors, LLC

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

TRANSFER AGENT and FUND ACCOUNTANT

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

LEGAL COUNSEL

Thompson Hine LLP

312 Walnut Street, 20th Floor

Cincinnati, OH 45202-4089

           Volumetric Fund, Inc.

87 Violet Drive

Pearl River, New York 10965

845-623-7637

800-541-FUND

Ticker: VOLMX

www.volumetric.com

info@volumetric.com

Investment Adviser

Volumetric Advisers, Inc.

Pearl River, New York 10965

Custodian

US Bank, N.A.

Milwaukee, Wisconsin 53212

Independent Registered Public

Accounting Firm

BBD, LLP

Philadelphia, Pennsylvania 19103

Transfer Agent and Fund Accountant

Ultimus Fund Solutions, LLC

Cincinnati, Ohio 45246

Distributor

Ultimus Fund Distributors, LLC

Cincinnati, Ohio 45246

Legal Counsel

Thompson Hine LLP

Cincinnati, OH 45202-4089

Board of Directors

Jeffrey M. Gibs

Josef Haupl

Alexandre M. Olbrecht, PhD

Cornelius O’Sullivan

Stephen J. Samitt

Allan A. Samuels

Raymond W. Sheridan

Stacey S. Yanosy

Irene J. Zawitkowski, Chair

Management

Jeffrey M. Gibs

   Chief Executive Officer, President,

   Portfolio Manager, CCO

Irene J. Zawitkowski

   Chair, Portfolio Manager

Vincent Arscott

   Vice President

Item 2. Code of Ethics.

  Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

  Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

  Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Companies.

  Not applicable to open-end investment companies.

Item 6. Schedule of Investments:

(a)Schedule of investments in securities of unaffiliated issuers is included under Item 1.

(b)Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.

  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.

  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.

  None

Item 11.  Controls and Procedures.

(a) Based on an evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSRS, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSRS is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

  Not applicable to open-end investment companies.

Item 13.  Exhibits.

(a)(1) Code of Ethics:

   Not applicable for semi-annual report.

(a)(2)(a) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSRS) are filed herewith.

(a)(2)(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Jeffrey GIbs

Jeffrey Gibs

Chief Executive Officer, President

Date 7/22/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Volumetric Fund, Inc.

By

/s/ Vincent Arscott

Vincent Arscott

Vice President

Date 7/22/2022